SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Company manages its operations under three operating segments which represent the Company’s two reportable segments: Safety Services, comprised of the North American Life Safety and International Life Safety operating segments, and Specialty Services. This structure is generally comprised of various businesses related to contracted services and maintenance of industrial and commercial facilities. The segments have separate management and have results that are regularly reviewed by the Chief Executive Officer and President, who acts as the Company's Chief Operating Decision
Maker (“CODM”), for the purpose of allocating resources and evaluating performance, identifying them as separate reportable segments.
The Safety Services segment focuses on end-to-end integrated occupancy systems (fire protection services, elevator and escalator, and entry systems), including the design, installation, inspection and service of these integrated systems. The work performed within this segment spans across industries and facilities and includes commercial, education, healthcare, high tech, industrial, and special-hazard settings in over 20 countries.
The Specialty Services segment provides a variety of infrastructure services and specialized industrial plant services, which includes maintenance and repair of critical infrastructure such as underground electric, gas, water, sewer, and telecommunications infrastructure, as well as design, installation, inspection, and service of HVAC systems. This segment's services include engineering and design, fabrication, installation, maintenance service and repair, retrofitting and upgrading, pipeline infrastructure, access and road construction, supporting facilities, and performing ongoing integrity management and maintenance to customers within the energy industry. Customers within this segment vary from private and public utilities, communications, healthcare, education, transportation, manufacturing, industrial plants, and governmental agencies throughout North America.
In January 2025, due to a change in the way the businesses are managed, the Company realigned its segments by moving the HVAC business from Safety Services to Specialty Services. As a result, information for the HVAC business is combined with the Specialty Services segment within the information reviewed by the CODM. The CODM began regularly reviewing financial information to allocate resources and assess performance utilizing these reorganized segments in January 2025. As such, and as required by the accounting standards, all segment-related prior period amounts in these financial statements have been recast to reflect this change as of the beginning of the earliest period presented.
The accounting policies of the reportable segments are the same as those described in Note 2 – “Significant Accounting Policies.” All intercompany transactions and balances are eliminated in consolidation. Intercompany revenues and costs between entities within a reportable segment are eliminated to arrive at segment totals, and eliminations between segments are separately presented.
Segment earnings is the measure of profitability used by the CODM to manage the segments and, accordingly, in segment reporting. Segment earnings is defined as earnings before interest, taxes, depreciation, and amortization and after adjustments for non-recurring items. Adjustments include expenses that management deems are non-recurring in nature and not indicative of the Company’s core operating results. These adjustments include business transformation and other expenses for the integration of acquired businesses, the impact and results of businesses classified as held-for-sale and divested, and one-time and other events such as impairment charges, restructuring costs, transaction and other costs related to acquisitions, amortization of intangible assets, and non-service pension cost or benefit.
The CODM establishes budgets for the segments, including growth of segment earnings. The CODM considers segment earnings budget-to-actual variances when making decisions about allocating capital to the segments. Segment earnings is also used in the compensation of certain employees and to assess the performance of each segment by regularly comparing the results of each segment with forecasted amounts. The CODM uses segment earnings to evaluate its performance, both internally and as compared with its peers, because it excludes certain items that may not be indicative of the Company’s core operating results for its reportable segments.
Summarized financial information for the Company’s reportable segments are presented and reconciled to consolidated financial information in the following tables, including a reconciliation of segment earnings to income before income taxes:

	For the Year Ended December 31, 2024
	Safety Services	Specialty Services	Total
Revenues from external customers	$4,795	$2,223	$7,018
Intersegment revenues	2	6	8
Net revenues	4,797	2,229	7,026

Reconciliation of revenue:
Elimination of intersegment revenues			(8)
Total consolidated revenues			$7,018

Less: (a)
Segment cost of revenues(b)	3,050	1,790
Segment operating expenses (c)	1,019	242
Plus:
Segment other income/expense	6	10
Depreciation	31	46
Segment earnings	$765	$253	$1,018

Reconciliation of profit/(loss):
Corporate/other profit/(loss) (d)			$(125)
Interest income/(expense)			(146)
Depreciation			(80)
Amortization			(222)
Contingent consideration and compensation			(3)
Non-service pension expense			(22)
Business process transformation expenses			(52)
Acquisition related expenses			(13)
Loss on extinguishment of debt, net			(1)
Restructuring program related costs			(32)
Other			8
Income before income taxes			$330

Asset information:
Total assets	$6,266	$1,368	$7,634
Capital expenditures	23	48	71
(a) The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM. Intersegment expenses are included within the amounts shown and amortization expense is excluded from the amounts shown.
(b) Segment cost of revenues consists of costs such as direct labor, materials, subcontract costs and indirect costs related to contract performance, adjusted for non-recurring items.
(c) Segment operating expenses consist primarily of compensation and associated costs for sales and corporate marketing, administrative expenses associated with accounting, finance, legal, information systems, leadership development, and other corporate expenses, adjusted for non-recurring items.
(d) Corporate/other profit/(loss) includes amounts related to corporate functions such as administrative costs, professional fees, and other discrete items.

	For the Year Ended December 31, 2023
	Safety Services	Specialty Services	Total
Revenues from external customers	$4,422	$2,506	$6,928
Intersegment revenues	3	12	15
Net revenues	$4,425	$2,518	$6,943

Reconciliation of revenue:
Elimination of intersegment revenues			(15)
Total consolidated revenues			$6,928

Less: (a)
Segment cost of revenues (b)	2,898	2,064
Segment operating expenses (c)	930	237
Plus:
Segment other income/expense	3	10
Depreciation	25	51
Segment earnings	$625	$278	$903

Reconciliation of profit/(loss):
Corporate/other profit/(loss) (d)			$(121)
Interest income/(expense)			(145)
Depreciation			(79)
Amortization			(224)
Contingent consideration and compensation			(14)
Non-service pension benefit			12
Business process transformation expenses			(30)
Acquisition related expenses			(7)
Loss on extinguishment of debt, net			(7)
Restructuring program related costs			(46)
Other			(10)
Income before income taxes			$232

Asset information:
Total assets	$5,586	$1,423	$7,009
Capital expenditures	23	50	73
(a) The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM. Intersegment expenses are included within the amounts shown and amortization expense is excluded from the amounts shown.
(b) Segment cost of revenues consists of costs such as direct labor, materials, subcontract costs and indirect costs related to contract performance, adjusted for non-recurring items.
(c) Segment operating expenses consist primarily of compensation and associated costs for sales and corporate marketing, administrative expenses associated with accounting, finance, legal, information systems, leadership development, and other corporate expenses, adjusted for non-recurring items.
(d) Corporate/other profit/(loss) includes amounts related to corporate functions such as administrative costs, professional fees, and other discrete items.

	For the Year Ended December 31, 2022
	Safety Services	Specialty Services	Total
Revenues from external customers	$4,115	$2,443	$6,558
Intersegment revenues	$8	$21	$29
Net revenues	$4,123	$2,464	$6,587

Reconciliation of revenue:
Elimination of intersegment revenues			(29)
Total consolidated revenues			$6,558

Less: (a)
Segment cost of revenues (b)	2,755	2,072
Segment operating expenses (c)	861	209
Plus:
Segment other income/expense	(1)	8
Depreciation	24	48
Segment earnings	$530	$239	$769

Reconciliation of profit/(loss):
Corporate/other profit/(loss) (d)			$(96)
Interest income/(expense)			(125)
Depreciation			(77)
Amortization			(227)
Contingent consideration and compensation			(9)
Non-service pension benefit			42
Inventory step-up			(9)
Business process transformation expenses			(31)
Acquisition related expenses			(121)
Gain on extinguishment of debt, net			5
Restructuring program related costs			(30)
Other			2
Income before income taxes			$93

Asset information:
Total assets	$5,775	$1,535	$7,310
Capital expenditures	23	51	74
(a) The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM. Intersegment expenses are included within the amounts shown and amortization expense is excluded from the amounts shown.
(b) Segment cost of revenues consists of costs such as direct labor, materials, subcontract costs and indirect costs related to contract performance, adjusted for non-recurring items.
(c) Segment operating expenses consist primarily of compensation and associated costs for sales and corporate marketing, administrative expenses associated with accounting, finance, legal, information systems, leadership development, and other corporate expenses, adjusted for non-recurring items.
(d) Corporate/other profit/(loss) includes amounts related to corporate functions such as administrative costs, professional fees, and other discrete items.